Pay vs Performance Disclosure	2 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares	Nov. 15, 2021 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY FOR PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company’s aligns executive compensation with the Company’s performance, refer to the Compensation Discussion and Analysis.
									Value of initial fixed $100 investment based on:
	Summary Compensation Table Total for PEO ($) (Note 1)			Compensation Actually Paid to PEO ($) (Note 2)			Average Summary Compensation Table Total for Non-PEO NEOs ($) (d) (Note 3)	Average Compensation Actually Paid to Non-PEO NEOs ($) (e) (Note 4)	Exelon TSR ($) (f) (Note 5)	Peer Group TSR ($) (g) (Note 6)	Net Income ($M) (h) (Note 7)	Utility Earned ROE* (i) (Note 8)
Year (a)	Quiniones (b1)	Butler (b2)	Dominguez (b3)	Quiniones (c1)	Butler (c2)	Dominguez (c3)
2022	2,734,835	—	—	2,642,671	—	—	1,452,173	1,341,285	147	122	2,054	9.4%
2021	64,261	4,596,942	3,388,832	64,261	8,334,991	5,424,656	1,235,926	1,616,790	136	121	1,616	9.2%
2020	—	—	2,413,739	—	—	1,695,573	1,126,747	865,560	96	103	1,099	8.7%
Notes to Pay-For-Performance Table
(1)
The dollar amounts reported in column (b1), (b2), and (b3) are the amounts of total compensation reported for Mr. Quiniones (ComEd’s current CEO), Mr. Butler (former interim CEO from October 1, 2021 – November 15, 2021), and Mr. Dominguez (former CEO through October 1, 2021), respectively, for each corresponding year in the “Total” column of the Summary Compensation Table.

•
As discussed in Exelon’s 2023 Proxy Statement, it was determined that not all incremental costs were reported for the use of corporate aircraft in 2020 and 2021. The revised aggregate incremental cost amounts for the use of corporate aircraft are reflected in the 2020 total for Mr. Dominguez and in the 2021 total for Mr. Butler.

(2)
The dollar amounts reported in columns (c1), (c2) and (c3) represent the amount of “compensation actually paid” to Messrs. Quiniones, Butler and Dominguez as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Messrs. Quiniones, Butler, and Dominguez during the applicable year. Compensation actually paid is determined using the following assumptions:
Date	Performance Share Cycle	Closing Stock Price ($)	Performance	Exelon TSR	Performance fair value multiplier
12/31/2022	2022-2024	43.23	89.19%	108.60%	96.86%
12/31/2022	2021-2023	43.23	88.29%	107.10%	94.56%
12/31/2022	2020-2022	43.23	100.00%	100.00%	100.00%
12/31/2021	2021-2023	57.76	96.22%	128.10%	123.26%
12/31/2021	2020-2022	57.76	91.73%	124.10%	113.84%
12/31/2021	2019-2021	57.76	80.53%	87.69%	70.62%
12/31/2020	2020-2022	42.22	90.33%	95.10%	85.90%
12/31/2020	2019-2021	42.22	82.27%	78.90%	64.91%
12/31/2020	2018-2020	42.22	76.01%	83.74%	63.65%
12/31/2019	2019-2021	45.59	96.30%	76.30%	73.48%
12/31/2019	2018-2020	45.59	99.97%	96.90%	96.87%
12/31/2019	2017-2019	45.59	114.76%	93.85%	107.70%

*
See definitions of non-GAAP measures in Appendix A

In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to their total compensation for each year to determine the compensation actually paid:
		Adjustments
Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards (a) ($)	Equity Award Adjustments (b) ($)	Reported Change in the Actuarial Present Value of Pension Benefits (c) ($)	Pension Benefit Adjustments (d) ($)	Compensation Actually Paid to PEO ($)
2022 - Quiniones	2,734,835	(1,272,139)	1,179,975	—	—	2,642,671
2021 - Quiniones	64,261	—	—	—	—	64,261
2021 - Butler	4,596,942	(2,459,853)	6,252,583	(149,556)	94,875	8,334,991
2021 - Dominguez	3,388,832	(1,111,884)	3,232,652	(181,413)	96,469	5,424,656
2020 - Dominguez	2,413,739	(1,053,636)	393,603	(143,843)	85,710	1,695,573

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)
The amounts deducted or added in calculating the equity award adjustments are as follows:

	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Total Equity Award Adjustments ($)
2022 - Quiniones	1,179,975	—	—	—	—	1,179,975
2021 - Quiniones	—	—	—	—	—	—
2021 - Butler	3,885,483	2,345,503	—	21,596	—	6,252,583
2021 - Dominguez	1,756,283	1,451,838	—	24,531	—	3,232,652
2020 - Dominguez	926,959	(589,081)	—	55,725	—	393,603

(c)
The amounts included in this column are the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year.

(d)
The total pension benefit adjustments for each applicable year include the aggregate of two components: (i) the actuarially determined service cost for services rendered by PEO’s during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:

	Service Cost ($)	Prior Service Cost ($)	Total Pension Benefit Adjustments ($)
2022 - Quiniones	—	—	—
2021 - Quiniones	—	—	—
2021 - Butler	94,875	—	94,875
2021 - Dominguez	96,469	—	96,469
2020 - Dominguez	85,710	—	85,710

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding PEO(s)) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding PEOs) included for purposes of calculating the average amounts in each applicable year are as follows:

FY	NEOs (excluding the PEO(s))
2022	Elisabeth Graham, Terence Donnelly, Melissa Washington, E. Glenn Rippie, Joseph Trpik
2021	Joseph Trpik, Jeanne Jones, Terence Donnelly, Veronica Gomez, M. Michelle Blaise, Melissa Washington
2020	Jeanne Jones, Terence Donnelly, Veronica Gomez, M. Michelle Blaise

(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the PEO(s)), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding the PEO(s)) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding the PEO(s)) for each year to determine the compensation actually paid, using the same methodology described above in Note 3:

	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments (a) ($)	Average Reported Change in the Actuarial Present Value of Pension Benefits ($)	Average Pension Benefit Adjustments (b) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	1,452,173	(624,173)	570,976	(96,037)	38,345	1,341,285
2021	1,235,926	(340,078)	764,881	(96,603)	52,665	1,616,790
2020	1,126,747	(343,867)	143,374	(109,523)	48,829	865,560

(a)
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

	Average Year End Fair Value of Equity Awards ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2022	615,108	(40,983)	—	(3,149)	—	—	570,976
2021	494,055	264,258	5,283	8,484	(7,199)	—	764,881
2020	302,524	(160,379)	—	1,228	—	—	143,374

(b)
The amounts deducted or added in calculating the total pension benefit adjustments are as follows:

	Average Service Cost ($)	Average Prior Service Cost ($)	Total Average Pension Benefit Adjustments ($)
2022	38,345	—	38,345
2021	52,665	—	52,665
2020	48,829	—	48,829

(5)
ComEd does not have any securities listed and traded on a securities exchange. The values in column (f) represent cumulative TSR of ComEd’s parent Exelon, which is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Exelon’s share price at the end and the beginning of the measurement period by the Exelon’s share price at the beginning of the measurement period.

(6)
The values in column (g) represent the peer group TSR for Exelon because ComEd does not have any securities listed or traded on a securities exchange. The peer group used for this purpose is the published industry index: Philadelphia Utility Index, a market capitalization-weighted index composed of geographically diverse public utility stocks.

(7)
The dollar amounts reported in column (h) represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

(8)
Utility Earned ROE in column (i) is calculated using adjusted (non-GAAP) operating earnings, reflecting all lines of business for the utility businesses (electric distribution, gas distribution, transmission), divided by average shareholder’s equity over the year. Management uses operating ROE as a measurement of the actual performance of the company’s utility business. While the

Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Utility Earned ROE is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the company to link compensation actually paid to the company’s NEOs, for the most recently completed fiscal year, to company performance.

Company Selected Measure Name				Utility Earned ROE
Named Executive Officers, Footnote [Text Block]
(1)
The dollar amounts reported in column (b1), (b2), and (b3) are the amounts of total compensation reported for Mr. Quiniones (ComEd’s current CEO), Mr. Butler (former interim CEO from October 1, 2021 – November 15, 2021), and Mr. Dominguez (former CEO through October 1, 2021), respectively, for each corresponding year in the “Total” column of the Summary Compensation Table.
(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding PEO(s)) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding PEOs) included for purposes of calculating the average amounts in each applicable year are as follows:

FY	NEOs (excluding the PEO(s))
2022	Elisabeth Graham, Terence Donnelly, Melissa Washington, E. Glenn Rippie, Joseph Trpik
2021	Joseph Trpik, Jeanne Jones, Terence Donnelly, Veronica Gomez, M. Michelle Blaise, Melissa Washington
2020	Jeanne Jones, Terence Donnelly, Veronica Gomez, M. Michelle Blaise

Peer Group Issuers, Footnote [Text Block]
(6)
The values in column (g) represent the peer group TSR for Exelon because ComEd does not have any securities listed or traded on a securities exchange. The peer group used for this purpose is the published industry index: Philadelphia Utility Index, a market capitalization-weighted index composed of geographically diverse public utility stocks.

Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The dollar amounts reported in columns (c1), (c2) and (c3) represent the amount of “compensation actually paid” to Messrs. Quiniones, Butler and Dominguez as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Messrs. Quiniones, Butler, and Dominguez during the applicable year. Compensation actually paid is determined using the following assumptions:
Date	Performance Share Cycle	Closing Stock Price ($)	Performance	Exelon TSR	Performance fair value multiplier
12/31/2022	2022-2024	43.23	89.19%	108.60%	96.86%
12/31/2022	2021-2023	43.23	88.29%	107.10%	94.56%
12/31/2022	2020-2022	43.23	100.00%	100.00%	100.00%
12/31/2021	2021-2023	57.76	96.22%	128.10%	123.26%
12/31/2021	2020-2022	57.76	91.73%	124.10%	113.84%
12/31/2021	2019-2021	57.76	80.53%	87.69%	70.62%
12/31/2020	2020-2022	42.22	90.33%	95.10%	85.90%
12/31/2020	2019-2021	42.22	82.27%	78.90%	64.91%
12/31/2020	2018-2020	42.22	76.01%	83.74%	63.65%
12/31/2019	2019-2021	45.59	96.30%	76.30%	73.48%
12/31/2019	2018-2020	45.59	99.97%	96.90%	96.87%
12/31/2019	2017-2019	45.59	114.76%	93.85%	107.70%

*
See definitions of non-GAAP measures in Appendix A

In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to their total compensation for each year to determine the compensation actually paid:
		Adjustments
Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards (a) ($)	Equity Award Adjustments (b) ($)	Reported Change in the Actuarial Present Value of Pension Benefits (c) ($)	Pension Benefit Adjustments (d) ($)	Compensation Actually Paid to PEO ($)
2022 - Quiniones	2,734,835	(1,272,139)	1,179,975	—	—	2,642,671
2021 - Quiniones	64,261	—	—	—	—	64,261
2021 - Butler	4,596,942	(2,459,853)	6,252,583	(149,556)	94,875	8,334,991
2021 - Dominguez	3,388,832	(1,111,884)	3,232,652	(181,413)	96,469	5,424,656
2020 - Dominguez	2,413,739	(1,053,636)	393,603	(143,843)	85,710	1,695,573

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)
The amounts deducted or added in calculating the equity award adjustments are as follows:

	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Total Equity Award Adjustments ($)
2022 - Quiniones	1,179,975	—	—	—	—	1,179,975
2021 - Quiniones	—	—	—	—	—	—
2021 - Butler	3,885,483	2,345,503	—	21,596	—	6,252,583
2021 - Dominguez	1,756,283	1,451,838	—	24,531	—	3,232,652
2020 - Dominguez	926,959	(589,081)	—	55,725	—	393,603

(c)
The amounts included in this column are the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year.

(d)
The total pension benefit adjustments for each applicable year include the aggregate of two components: (i) the actuarially determined service cost for services rendered by PEO’s during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:

	Service Cost ($)	Prior Service Cost ($)	Total Pension Benefit Adjustments ($)
2022 - Quiniones	—	—	—
2021 - Quiniones	—	—	—
2021 - Butler	94,875	—	94,875
2021 - Dominguez	96,469	—	96,469
2020 - Dominguez	85,710	—	85,710

Non-PEO NEO Average Total Compensation Amount				$ 1,452,173	$ 1,235,926	$ 1,126,747
Non-PEO NEO Average Compensation Actually Paid Amount				$ 1,341,285	1,616,790	865,560
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the PEO(s)), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding the PEO(s)) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding the PEO(s)) for each year to determine the compensation actually paid, using the same methodology described above in Note 3:

	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments (a) ($)	Average Reported Change in the Actuarial Present Value of Pension Benefits ($)	Average Pension Benefit Adjustments (b) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	1,452,173	(624,173)	570,976	(96,037)	38,345	1,341,285
2021	1,235,926	(340,078)	764,881	(96,603)	52,665	1,616,790
2020	1,126,747	(343,867)	143,374	(109,523)	48,829	865,560

(a)
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

	Average Year End Fair Value of Equity Awards ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2022	615,108	(40,983)	—	(3,149)	—	—	570,976
2021	494,055	264,258	5,283	8,484	(7,199)	—	764,881
2020	302,524	(160,379)	—	1,228	—	—	143,374

(b)
The amounts deducted or added in calculating the total pension benefit adjustments are as follows:

	Average Service Cost ($)	Average Prior Service Cost ($)	Total Average Pension Benefit Adjustments ($)
2022	38,345	—	38,345
2021	52,665	—	52,665
2020	48,829	—	48,829

Compensation Actually Paid vs. Total Shareholder Return [Text Block]				The chart below compares the PEO and other NEOs’ Compensation Actually Paid (CAP) to TSR.
Compensation Actually Paid vs. Net Income [Text Block]				The chart below compares the PEO and other NEOs’ CAP to Exelon Net Income (GAAP).
Compensation Actually Paid vs. Company Selected Measure [Text Block]				The chart below compares the PEO and other NEOs’ CAP to Utility Earned ROE.
Total Shareholder Return Vs Peer Group [Text Block]				TSR Absolute and Relative Performance to the UTY The chart below compares the cumulative TSR outperformance of Exelon to the peer group (UTY).
Tabular List [Table Text Block]
Definitions of Non-GAAP Measures
Exelon reports its financial results in accordance with accounting principles generally accepted in the United States (GAAP) and supplements its reporting with certain non-GAAP financial measures, including:
•
Adjusted (non-GAAP) operating earnings per share

•
Adjusted operating earnings

•
Operating ROE

•
CFO (Cash from Operations)/Debt

•
FFO (Funds from Operations)/Debt

Total Shareholder Return Amount				$ 147	136	96
Peer Group Total Shareholder Return Amount				122	121	103
Net Income (Loss)				$ 2,054,000,000	$ 1,616,000,000	$ 1,099,000,000
Company Selected Measure Amount				9.4	9.2	8.7
PEO Name				Mr. Quiniones
Share Price | $ / shares	$ 57.76			$ 43.23	$ 57.76	$ 42.22	$ 45.59
Percentage of Performance in Performance Share Cycle One				89.19	96.22	90.33	96.3
Percentage of Exelon TSR in Performance Share Cycle One				108.6	128.1	95.1	76.3
Percentage of Performance Fair Value Multiplier in Performance Share Cycle One				96.86	123.26	85.9	73.48
Percentage of Performance in Performance Share Cycle Two				88.29	91.73	82.27	99.97
Percentage of Exelon TSR in Performance Share Cycle Two				107.1	124.1	78.9	96.9
Percentage of Performance Fair Value Multiplier in Performance Share Cycle Two				94.56	113.84	64.91	96.87
Percentage of Performance in Performance Share Cycle Three				100	80.53	76.01	114.76
Percentage of Exelon TSR in Performance Share Cycle Three				100	87.69	83.74	93.85
Percentage of Performance Fair Value Multiplier in Performance Share Cycle Three				100	70.62	63.65	107.7
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name				Adjusted (non-GAAP) operating earnings per share
Non-GAAP Measure Description [Text Block]
(8)
Utility Earned ROE in column (i) is calculated using adjusted (non-GAAP) operating earnings, reflecting all lines of business for the utility businesses (electric distribution, gas distribution, transmission), divided by average shareholder’s equity over the year. Management uses operating ROE as a measurement of the actual performance of the company’s utility business. While the

Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Utility Earned ROE is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the company to link compensation actually paid to the company’s NEOs, for the most recently completed fiscal year, to company performance.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name				Adjusted operating earnings
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name				Operating ROE
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name				CFO (Cash from Operations)/Debt
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name				FFO (Funds from Operations)/Debt
Messrs. Quiniones [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 64,261			$ 2,734,835
PEO Actually Paid Compensation Amount	$ 64,261			2,642,671
Equity Awards				(1,272,139)
Messrs. Quiniones [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				1,179,975
Messrs. Quiniones [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				1,179,975
Mr. Butler [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 4,596,942
PEO Actually Paid Compensation Amount		8,334,991
Equity Awards		(2,459,853)
Pension		(149,556)
Mr. Butler [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		6,252,583
Mr. Butler [Member] | Total Pension Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		94,875
Mr. Butler [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,885,483
Mr. Butler [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,345,503
Mr. Butler [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		21,596
Mr. Butler [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 94,875
Mr. Dominguez [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 3,388,832	2,413,739		$ 2,413,739
PEO Actually Paid Compensation Amount			5,424,656	1,695,573		1,695,573
Equity Awards			(1,111,884)	(1,053,636)
Pension			(181,413)	(143,843)
Mr. Dominguez [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			3,232,652	393,603
Mr. Dominguez [Member] | Total Pension Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			96,469	85,710		85,710
Mr. Dominguez [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,756,283	926,959
Mr. Dominguez [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,451,838	(589,081)
Mr. Dominguez [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			24,531	55,725
Mr. Dominguez [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 96,469			85,710
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					$ (7,199)
Equity Awards				(624,173)	(340,078)	(343,867)
Pension				(96,037)	(96,603)	(109,523)
Non-PEO NEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				570,976	764,881	143,374
Non-PEO NEO [Member] | Total Pension Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				38,345	52,665	48,829
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				615,108	494,055	302,524
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(40,983)	264,258	(160,379)
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					5,283
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(3,149)	8,484	1,228
Non-PEO NEO [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ 38,345	$ 52,665	$ 48,829